11 Investments (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Curent
Cash and cash equivalents		R$ 13,862,852	R$ 6,803,880	R$ 5,547,637	R$ 3,775,093
Financial investments		3,627,227	1,687,504
Trade accounts receivable		4,731,979	2,285,750
Inventories		8,383,650	7,625,084
Taxes recoverable		1,192,665	1,238,011
Income tax and social contribution		1,547,916	439,933
Derivatives		33,769	4,712
Judicial deposits			2,571,683
Other receivables		810,186	732,997
Current assets		34,190,244	23,389,554
Non-current
Financial investments		15,564	9,708
Taxes recoverable		1,072,737	2,257,718
Income tax and social contribution		72,267	239,847
Deferred tax		8,529,972	2,662,596
Derivatives		34,091	17,877
Judicial deposits		196,911	1,508,880
Other receivables		268,745	296,091
Investments		43,153	63,843
Property, plant and equipment		35,929,149	32,315,181	31,759,890
Intangible		2,828,691	2,762,088
Right of use of assets		2,902,395	2,605,654
Non-current assets		51,893,675	44,739,483
Total assets		86,083,919	68,129,037
Current
Trade payables		9,946,315	9,116,989
Borrowings		1,318,931	774,924
Debentures		54,436	46,666
Braskem Idesa Borrowings		7,660,128	744,408
Payroll and related charges		814,566	623,723
Taxes payable		952,689	322,886
Income tax and social contribution		284,129	34,856
Lease		895,109	676,291
Provision - geological event in Alagoas		4,349,931	1,450,476
Other financial liabilities			516,933
Other payables		2,110,940	1,908,008
Current liabilities		28,387,174	16,216,160
Non-current
Loan agreements		40,413,192	28,242,052
Braskem Idesa Borrowings		4,399,110	9,237,318
Debentures		181,679	227,901
Loan to non-controlling shareholders of Braskem Idesa		3,222,493	2,395,887
Income tax and social contribution		576,174
Deferred income tax and social contribution		1,234,398	273,036
Lease		2,312,777	2,000,605
Provision - geological event in Alagoas		4,825,846	1,932,591
Other payables		4,397,594	3,658,781
Non-current liabilities		61,563,263	47,968,171
Shareholders' equity
Attributable to the company's shareholders		(2,202,306)	4,885,298
Non-controlling interest in subsidiaries		(1,664,212)	(940,592)
Shareholders' equity		(3,866,518)	3,944,706	R$ 5,654,670	R$ 5,472,800
Total liabilities and shareholders' equity		86,083,919	68,129,037
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [member]
Curent
Cash and cash equivalents		12,958,419	5,786,645
Financial investments		3,627,227	1,687,504
Trade accounts receivable		4,386,825	1,973,414
Inventories		7,876,485	7,028,641
Taxes recoverable		1,144,355	1,084,055
Income tax and social contribution		1,547,916	439,933
Derivatives		33,769	4,712
Judicial deposits			2,571,683
Other receivables		688,944	393,593
Current assets		32,263,940	20,970,180
Non-current
Financial investments		15,564	9,708
Taxes recoverable		847,399	2,257,652
Income tax and social contribution		72,267	239,847
Deferred tax		6,658,276	1,713,837
Related parties		9,122,666	6,729,486
Derivatives		34,091	17,877
Judicial deposits		196,911	1,508,880
Other receivables		251,398	295,586
Investments		43,153	63,843
Property, plant and equipment		22,295,803	20,488,870
Intangible		2,568,869	2,568,347
Right of use of assets		2,509,484	2,309,506
Non-current assets		44,615,881	38,203,439
Total assets		76,879,821	59,173,619
Current
Trade payables		9,753,762	8,903,168
Borrowings		1,318,931	774,924
Debentures		54,436	46,666
Payroll and related charges		776,134	598,147
Taxes payable		927,039	306,453
Income tax and social contribution		284,129	34,856
Lease		821,695	619,217
Provision - geological event in Alagoas		4,349,931	1,450,476
Other financial liabilities			516,933
Other payables		1,947,569	1,798,865
Current liabilities		20,233,626	15,049,705
Non-current
Loan agreements		40,413,192	28,242,052
Debentures		181,679	227,901
Loan to non-controlling shareholders of Braskem Idesa	[1]
Income tax and social contribution		576,174
Deferred income tax and social contribution		1,234,398	273,036
Provision for losses on subsidiaries		5,283,264	3,082,173
Lease		1,962,235	1,767,314
Provision - geological event in Alagoas		4,825,846	1,932,591
Other payables		4,274,837	3,625,695
Non-current liabilities		58,751,625	39,150,762
Shareholders' equity
Attributable to the company's shareholders		(2,202,306)	4,886,089
Non-controlling interest in subsidiaries		96,876	87,063
Shareholders' equity		(2,105,430)	4,973,152
Total liabilities and shareholders' equity		76,879,821	59,173,619
Braskem Idesa Consolidated [member]
Curent
Cash and cash equivalents	[2]	904,433	1,017,235
Trade accounts receivable	[2]	577,530	331,838
Inventories	[2]	507,165	596,443
Taxes recoverable	[2]	48,310	153,956
Other receivables	[2]	121,242	339,404
Current assets	[2]	2,158,680	2,438,876
Non-current
Taxes recoverable	[2]	225,338	66
Deferred tax	[2]	1,871,696	948,759
Related parties	[3]
Other receivables	[2]	17,347	505
Property, plant and equipment	[2],[4]	14,436,012	12,537,615
Intangible	[2]	259,822	193,741
Right of use of assets	[2]	392,911	296,148
Non-current assets	[2]	17,203,126	13,976,834
Total assets	[2]	19,361,806	16,415,710
Current
Trade payables	[2]	424,929	233,323
Braskem Idesa Borrowings	[2]	7,660,128	744,408
Payroll and related charges	[2]	38,432	25,576
Taxes payable	[2]	25,650	16,433
Lease	[2]	73,414	57,074
Other payables	[2]	163,371	109,143
Current liabilities	[2]	8,385,924	1,185,957
Non-current
Braskem Idesa Borrowings	[2]	4,399,110	9,237,318
Accounts payable to related parties	[2],[3]	9,140,064	6,714,236
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,222,493	2,395,887
Provision for losses on subsidiaries	[2],[5]
Lease	[2]	350,542	233,291
Other payables	[2]	122,757	33,086
Non-current liabilities	[2]	17,234,966	18,613,818
Shareholders' equity
Attributable to the company's shareholders	[2]	(6,259,084)	(3,384,065)
Shareholders' equity	[2]	(6,259,084)	(3,384,065)
Total liabilities and shareholders' equity	[2]	19,361,806	16,415,710
Eliminations [member]
Curent
Trade accounts receivable		(232,376)	(19,502)
Current assets		(232,376)	(19,502)
Non-current
Related parties		(9,122,666)	(6,729,486)
Property, plant and equipment		(802,666)	(711,304)
Non-current assets		(9,925,332)	(7,440,790)
Total assets		(10,157,708)	(7,460,292)
Current
Trade payables		(232,376)	(19,502)
Current liabilities		(232,376)	(19,502)
Non-current
Accounts payable to related parties		(9,140,064)	(6,714,236)
Provision for losses on subsidiaries		(5,283,264)	(3,082,173)
Non-current liabilities		(14,423,328)	(9,796,409)
Shareholders' equity
Attributable to the company's shareholders		6,259,084	3,383,274
Non-controlling interest in subsidiaries		(1,761,088)	(1,027,655)
Shareholders' equity		4,497,996	2,355,619
Total liabilities and shareholders' equity		R$ (10,157,708)	R$ (7,460,292)

[1]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholder. These proceeds were used by Braskem Idesa to fund its construction project.
[2]	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Servicos.
[3]	Loan from Braskem Holanda as part of shareholders' contribution to the Braskem Idesa project.
[4]	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
[5]	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.